Long-term Debt (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
2014 (payments in arrears)	$ 297,244
2015	1,160,556
2016	562,860
2017	441,038
2018	292,163
2019& Thereafter	521,176
Total	$ 3,275,037	$ 2,634,313